Cost Of Operations, Excluding Depreciation And Amortization - Summary of Cost of Goods and Services Excluding Depletion Depreciation And Amortization (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cost Of Goods And Service Excluding Depletion Depreciation And Amortization [Line Items]
Cost of operations, excluding depreciation and amortization (note 22)	$ 197,803,388	$ 187,802,601
Employee compensation
Cost Of Goods And Service Excluding Depletion Depreciation And Amortization [Line Items]
Cost of operations, excluding depreciation and amortization (note 22)	84,038,371	85,899,654
Reading fees
Cost Of Goods And Service Excluding Depletion Depreciation And Amortization [Line Items]
Cost of operations, excluding depreciation and amortization (note 22)	37,817,457	35,243,843
Rent and utilities
Cost Of Goods And Service Excluding Depletion Depreciation And Amortization [Line Items]
Cost of operations, excluding depreciation and amortization (note 22)	30,203,346	26,332,049
Third party services and professional fees
Cost Of Goods And Service Excluding Depletion Depreciation And Amortization [Line Items]
Cost of operations, excluding depreciation and amortization (note 22)	21,706,906	19,084,397
Administrative
Cost Of Goods And Service Excluding Depletion Depreciation And Amortization [Line Items]
Cost of operations, excluding depreciation and amortization (note 22)	12,875,606	12,459,281
Medical supplies and other
Cost Of Goods And Service Excluding Depletion Depreciation And Amortization [Line Items]
Cost of operations, excluding depreciation and amortization (note 22)	$ 11,161,702	$ 8,783,377